Treasury Shares	3 Months Ended
Mar. 31, 2025
Disclosure of treasury shares [abstract]
Treasury Shares

Note 9—Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2025	113	845,887	1.4%
Acquired from third parties	16	119,148	—
Transferred under stock incentive programs	(49)	(367,980)	—
March 31, 2025	80	597,055	1.0%